Goodwill - Schedule of Goodwill (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Apr. 30, 2022 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Increase (decrease) in goodwill	$ 0